Summary of Significant Accounting Policies (Preliminary Estimated Fair Values of Acquisition) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013	May 27, 2012
Business Acquisition [Line Items]
Goodwill	$ 908.3	$ 538.6
Yard House
Business Acquisition [Line Items]
Current assets	16.0
Buildings and equipment	152.2
Trademark	109.3
Other assets	9.8
Goodwill	369.8
Total assets acquired	657.1
Current liabilities	40.8
Other liabilities	31.3
Total liabilities assumed	72.1
Net assets acquired	$ 585.0